Balance Sheet (Unaudited) (Parentheticals) (USD $)	Sep. 30, 2012
Preferred stock, par value (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 0.001
Preferred stock, shares authorized (in Shares) (in Shares)	25,000,000
Preferred stock, shares issued (in Shares) (in Shares)	0
Preferred stock, shares outstanding (in Shares) (in Shares)	0
Common Stock, par value (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 0.001
Common Stock, shares authorized (in Shares) (in Shares)	250,000,000
Common Stock, shares issued (in Shares) (in Shares)	50
Common Stock, shares outstanding (in Shares) (in Shares)	50